As filed with the Securities and Exchange Commission on May 16, 2011

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 84	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82	☒

HARTFORD SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire
The Hartford Financial Services Group, Inc.
Life Law – Mutual Funds Unit
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
o	on (Date) pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a)(1) of Rule 485
o	On May 1, 2011 pursuant to paragraph (a)(1) of Rule 485
o	75 days after filing pursuant to paragraph (a)(2) of Rule 485
o	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of May, 2011.

HARTFORD SERIES FUND, INC.

By:   /s/ James Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	May 16, 2011
Tamara L. Fagely	(Chief Accounting Officer & Chief Financial Officer)

*	Director	May 16, 2011
Lynn S. Birdsong

*	Chairman of the Board and Director	May 16, 2011
Robert M. Gavin, Jr.

*	Director	May 16, 2011
Duane E. Hill

*	Director	May 16, 2011
Sandra S. Jaffee

*	Director	May 16, 2011
William P. Johnston

*	Director	May 16, 2011
Lemma W. Senbet

*	Director	May 16, 2011
Phillip O. Peterson

*	Director	May 16, 2011
Lowndes A. Smith

*	Director	May 16, 2011
David N. Levenson

/s/ Edward P. Macdonald		May 16, 2011
* By Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated February 2, 2011

EXHIBIT INDEX

Exhibit No.
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document